SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Customer deposits	$ 3,076,764	$ 6,999,980
Payroll and related benefits	161,262
Professional fees	152,000
Placement agent fees	1,520,000
Other	21,674	7,551
Total accrued expenses and other current liabilities	$ 4,931,700	$ 7,007,531